Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 - COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties and an adverse result in these or other matters may arise from time to time that may harm our business. To the best knowledge of management, there are no material legal proceedings pending against the Company.

Operating Leases

On April 25, 2019 the Company signed a Standard Industrial/Commercial Multi-Tenant Lease (“Lease”) with Accutek to rent approximately 45,600 square feet of industrial space at 2685 S. Melrose Drive, Vista, California. The Lease has an initial term of seven years and four months, commencing on or about June 28, 2019. The lease contains an option to extend the term for two periods of 24 months, and the right of first refusal to lease an additional approximate 15,300 square feet. The monthly rental rate is $42,400 for the first 12 months, escalating at 3% each year.

On February 26, 2020, the Company entered into the First Amendment to Standard Industrial/Commercial Multi-Tenant Lease dated April 25, 2019 (the “Amendment”) with Accutek to rent an additional 16,309 rentable square feet of space plus a residential unit of approximately 1,230 rentable square feet (for a total of approximately 17,539 rentable square feet). The lease for the additional space commences 30 days following the delivery of the additional space, and terminates concurrently with the term for the current space, which expires on November 20, 2026. The additional space was made available for occupancy on April 1, 2020. The base rent for the additional space is the same rate as the space currently being rented under the terms of the Lease, $0.93 per rentable square (subject to 3% annual increase). In connection with the Amendment, the Company purchased certain existing office furniture for a total purchase price of $8,300.

Total rent expense was approximately $160,000 and $458,000 for the three months and nine months ended March 31, 2020, respectively, net of sublease income.

Total rent expense was approximately $41,000 and $123,000 for the three months and nine months ended March 31, 2019, respectively, net of sublease income.

The Future Minimum Lease Payments are:

Three months period ending 6/30/2020	$127,000
2021	393,000
2022	496,000
2023	513,000
2024	572,000
Thereafter	1,454,000
Total Future Minimum Lease Payments	3,555,000
Less: discount	(924,000)
Total lease liability	$2,631,000

NOTE 13 - COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties and an adverse result in these or other matters may arise from time to time that may harm our business. To the best knowledge of management, there are no material legal proceedings pending against the Company.

Operating Leases

On April 25, 2019 the Company signed a lease with Accutek to rent approximately 45,600 square feet of industrial space at 2685 S. Melrose Drive, Vista, California. The lease has an initial term of seven years and four months, commencing on or about July 2019. The lease contains an option to extend the term for two periods of twenty-four months, and the right of first refusal to lease an additional approximate 15,300 square feet. The monthly rental rate is $42,400 for the first 12 months, escalating at 3% each year. We moved in on June 28, 2019.

Total rent expense was approximately $168,000 and $160,000 for the years ended June 30, 2019 and 2018, respectively, net of sublease income.

The Future Minimum Lease Payments for the new lease are:

2020	$381,814
2021	393,269
2022	496,354
2023	512,518
2024	571,590
Thereafter	1,454,497

Total Future Minimum Lease Payments	$3,810,042